Related Party Balance and Transactions	12 Months Ended
Dec. 31, 2024
Related Party Balance and Transactions [Abstract]
Related party balance and transactions
23.	Related party balance and transactions

	For the Year Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Transactions with related parties
(1) Base commission income and Sales incentive income shared with related parties under Self-Commitment and Non-Group Collaborative Agreements (Note 1(c))
Ningbo Meishan Bonded Port Area Jiufeng Investment Partnership (“Jiufeng”)	31	—	—
Jiuzhen	4,022	—	—
Shanghai Chongkai Enterprise Management (LLP) (“Chongkai”)	69	—	—
Muju	875	286	—
	4,997	286	—
(2) Other income shared with related parties
Chenji Zhaozhao	184	100	—
Tinghaozhu Space	1,285	—	—
	1,469	100	—
Total	6,466	386	—

Under the respective Non-Group Commitment Agreements, the equity method investees above are parties under tri-party agreements pursuant to which they directly advanced the deposits to the real estate developers.

These related parties entered an Exclusive Sales Contracts which is required to directly advance deposit to the real estate developers while neither the Group nor these related parties is required to purchase any unsold unit of properties at the end of the exclusive sales period.

During the year ended December 31, 2022, the Group borrowed bank loan secured by real estate owned by one of equity method investment of the Group, Jiushi (see Note 10), and real estate owned by Suzhou Chaxiaobai. The spouse of a shareholder of the Group is the controlling shareholder of Suzhou Chaxiaobai. The loan from Zhejiang Chouzhou Commercial Bank was fully repaid in January, 2023.

	As of December 31,
	2023	2024
	RMB	RMB
Amounts due to related parties
(1) Payables for income shared under Non-Group Collaborative Agreements (Note 1(c))
Gefei Chengyun (Note (i))	10,759	—
Jiufeng (Note (ii))	242	242
Jiuchuan (Note (i))	9,403	5,615
Longshu Tianye (Note (i))	10,140	10,140
Yunde (Note (i))	9,383	—
Detong (Note (i))	3,274	3,274
Jiushi (Note (i))	65	65
	43,266	19,336
(2) Payables for Base Commission Income shared with related parties under Exclusive Sales Contracts without Sales Commitment Arrangement
Derong (Note (i))	9,733	—
Jiushen (Note (i))	29	—
Jiufeng (Note (ii))	495	495
	10,257	495
(3) Other payables
Jiushen (Note (i))	790	790
Chongkai (Note (iii))	3,689	3,060
Jiufeng (Note (ii))	149	149
Shanghai Nuancheng (Note (i))	—	70
	4,628	4,069
Total	58,151	23,900

(i)	Jiuchuan, Longshu Tianye, Yunde, Gefei Chengyun, Jiushen, Detong, Derong, Jiushi and Shanghai Nuancheng are equity method investees of the Group.

(ii)	Jiufeng is the subsidiary of Jiushen.

(iii)	Chongkai is a company owned by two of the founders and certain management of the Group.